Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2012
Analysis of Common Share Balances

An analysis of Common Share balances is as follows:

(number of shares in millions)	2012	2011	2010

Share capital, January 1	170.0	169.2	168.5
Shares issued under stock option plans	3.9	0.8	0.7

Share capital, December 31	173.9	170.0	169.2